Operating Assets and Liabilities - Receivables (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Receivables [Line Items]
Receivables related to collaboration agreements	kr 5,434	kr 4,148
Prepayments	256	241
Trade receivables related to product sales	466	184
Interest receivables	133	150
Other receivables	353	286
Total	6,642	5,009
Non-current receivables	52	62
Current receivables	6,590	4,947
Losses related to receivables and the credit risk on receivables is limited	kr 0	kr 0
Bottom of range
Disclosure Of Receivables [Line Items]
Payment terms	30 days
Top of range
Disclosure Of Receivables [Line Items]
Payment terms	180 days